Provisions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Not later than five years [Member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	five years
Legal proceedings provision [member]
Provisions - Text Details (Detail) [Line Items]
Provision used, other provisions	€ 36	€ 29	€ 52
Other provisions	€ 55	26	50	€ 96
Legal proceedings provision [member] | Not later than three years [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	three years
Other environment related provision long term [member] | Bottom of range [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	one
Other environment related provision long term [member] | Top of range [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	five years
Other environment related provision [member]
Provisions - Text Details (Detail) [Line Items]
Provision used, other provisions	€ 18	15	21
Other provisions	170	144	160	321
Other environment related provision [member] | Later than one year and not later than five years [member]
Provisions - Text Details (Detail) [Line Items]
Provision used, other provisions	€ 85
Other environment related provision remainder [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	five years
Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions	€ 33	32
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than five years [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	five years
Provision for taxes other than income tax [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions	€ 46	65
Provisions for contingent considerations [Member]
Provisions - Text Details (Detail) [Line Items]
Provision used, other provisions	44	48	(0)
Other provisions	€ 354	409	€ 66	€ 11
Provisions for contingent considerations [Member] | EPDSolutionsLtd[Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions		239
Provisions for contingent considerations [Member] | Not later than five years [Member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	five years
Provisions for employee jubilee funds [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions	€ 82	73
Provisions for employee jubilee funds [Member] | Later than five years [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	five years
Provisions for rights of return [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions	€ 40	35
Provisions for rights of return [Member] | Not later than one year [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period	year
Self-insurance provisions [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions	€ 47	€ 45